Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounting fee	$ 28,470	$ 25,597
Audit fee	81,750	750
Consulting fee	73,266	73,266
Rental expenses	63,992	63,992
Professional fees		176,767	117,199
Others	96,613	42,330
Accounts payable Total	493,180	382,702	117,199
Audit fees	5,000	67,250
Machinery under construction	966
Professional fees	148,123	176,767
Accounts payable Total	493,180	382,702	$ 117,199
Professional fees	20,007
Accounting fees	4,318
General and Administrative	2,879
Accrued liabilities Total	$ 32,204	$ 67,250